Business Combinations - Acquisitions (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 12, 2021	Jul. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Combinations
Contingent consideration			$ 1,596
Acquisition related costs		$ 3,800
Aggregate transaction costs for business acquisitions		$ 30,800
General and administrative
Business Combinations
Acquisition related costs			401		$ 247	$ 123
January 12,2021 Acquisition
Business Combinations
Cash paid in business acquisition	$ 20,169
Contingent consideration	$ 1,410
Contingent consideration earnout period	2 years
Net assets acquired	$ 21,579
Weighted-average amortization period	7 years 7 months 6 days
Revenue			5,580
Net loss			575
Unaudited Pro Forma Consolidated Financial Information
Revenue			27,504	$ 20,974
Net loss			(65,570)	$ (21,264)
January 12,2021 Acquisition | General and administrative
Business Combinations
Acquisition related costs			274
Other Acquisitions
Business Combinations
Cash paid in business acquisition			4,000		$ 325
Net assets acquired			5,496
Other Acquisitions | General and administrative
Business Combinations
Acquisition related costs			$ 126